Shareholder Report, Holdings (Details) - C000229339	May 31, 2026
FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	12.90%
FR_91282CMK4
Holdings [Line Items]
Percent of Net Asset Value	11.50%
FR_3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FR_31418D7E6
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FR_01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FR_36179WLN6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_21H052660
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_14689MAF7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_46594RAA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_35564KUX5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.20%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	24.40%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)